	RMB Fund
	Portfolio Holdings As of March 31, 2022 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 99.9%
	(percentage of net assets)
	COMMUNICATION SERVICES 7.9%
*	Alphabet, Inc. - Class A	3,231	$8,986,542
*	Walt Disney Co. (The)	12,000	1,645,920
			10,632,462
	CONSUMER DISCRETIONARY 10.0%
*	Booking Holdings, Inc.	1,573	3,694,112
	Dollar General Corp.	20,200	4,497,126
	Home Depot, Inc. (The)	3,900	1,167,387
	TJX Cos., Inc. (The)	30,000	1,817,400
	Vail Resorts, Inc.	8,800	2,290,376
			13,466,401
	CONSUMER STAPLES 5.5%
	Diageo PLC - ADR	16,500	3,351,810
	Keurig Dr. Pepper, Inc.	108,000	4,093,200
			7,445,010
	FINANCIALS 16.9%
	Chubb Ltd.	15,000	3,208,500
	CME Group, Inc.	13,000	3,092,180
	First Republic Bank	8,400	1,361,640
	JPMorgan Chase & Co.	24,000	3,271,680
	MarketAxess Holdings, Inc.	7,700	2,619,540
	Morgan Stanley	30,506	2,666,224
	Progressive Corp. (The)	12,000	1,367,880
	S&P Global, Inc.	8,940	3,666,886
*	SVB Financial Group	2,700	1,510,515
			22,765,045
	HEALTH CARE 17.5%
	Becton, Dickinson and Co.	13,100	3,484,600
*	Catalent, Inc.	20,000	2,218,000
	Cooper Cos., Inc. (The)	8,200	3,424,238
	Danaher Corp.	15,502	4,547,202
*	Edwards Lifesciences Corp.	23,800	2,801,736
	STERIS PLC	9,864	2,384,819
	UnitedHealth Group, Inc.	9,050	4,615,229
			23,475,824
	INDUSTRIALS 5.5%
	Fortune Brands Home & Security, Inc.	37,000	2,748,360
	Nordson Corp.	8,700	1,975,596
	Union Pacific Corp.	9,700	2,650,137
			7,374,093
	INFORMATION TECHNOLOGY 32.4%
	Accenture PLC - Class A	6,700	2,259,441
	Analog Devices, Inc.	22,250	3,675,255
	Apple, Inc.	28,780	5,025,276
	CDW Corp.	17,100	3,059,019
	Jack Henry & Associates, Inc.	11,000	2,167,550
	Microsoft Corp.	33,704	10,391,280
*	PTC, Inc.	26,400	2,843,808
*	salesforce.com, Inc.	14,800	3,142,336
*	Synopsys, Inc.	10,000	3,332,700
*	Tyler Technologies, Inc.	5,900	2,624,851
	Visa, Inc. - Class A	22,400	4,967,648
			43,489,164
	MATERIALS 2.0%
	Avery Dennison Corp.	15,400	2,679,138

	REAL ESTATE 2.2%
	American Tower Corp.	11,500	2,889,030
	Total Common Stocks (Cost: $73,296,361)		134,216,167

	Short-Term Investments 0.2%
	(percentage of net assets)
	MONEY MARKET FUNDS 0.2%
	First American Government Obligations Fund - Class X - 0.19% [a]	243,869	243,869
	Total Short-Term Investments (Cost: $243,869)		243,869

	Total Investments 100.1% (Cost: $73,540,230)		$134,460,036
	Liabilities, less cash and other assets (0.1)%		(79,592)
	Net Assets 100.0%		$134,380,444

ADR	American Depositary Receipt
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2022	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stocks[1]	$134,216,167	$-	$-	$134,216,167
Short-Term Investments	243,869	-	-	243,869
Total Investments in Securities	$134,460,036	$-	$-	$134,460,036

[1]	Refer to the Fund's Portfolio Holdings for a breakdown of holdings by sector.